SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of impacts on consolidated financial figures by retroactive adoption of IFRS 15

Consolidated statements of income and comprehensive income

Increase (decrease)	2017	2016

Revenues	$22.4	$52.5
Purchase of goods and services	(12.4)	(13.2)
Deferred income tax expense	9.2	17.4
Net income and comprehensive income attributable to shareholders	$25.6	$48.3

Consolidated balance sheets

	December 31,	December 31,
Increase (decrease)	2017	2016

Other assets
Contract assets[1]	$183.6	$155.8
Contract costs[2]	92.5	85.4
Deferred income tax liability	73.2	63.9
Deficit	(202.9)	(177.3)
[1]	The current portion of contract assets is $132.8 million as of December 31, 2017 and $106.6 million as of December 31, 2016.
[2]	The current portion of contract costs is $55.9 million as of December 31, 2017 and $49.4 million as of December 31, 2016 and is presented under “Other current assets”.

Schedule of property, plant and equipment useful lives

Assets	Estimated useful lives

Buildings and leasehold improvements	10 to 40	years
Machinery and equipment	3 to 20	years
Telecommunication networks	3 to 20	years

Schedule of useful lives of intangible assets using the straight-line method

Assets	Estimated useful lives

Software	3 to 7	years
Naming rights	25	years
Customer relationships and other	3 to 10	years

Schedule of impacts on consolidated financial figures by retroactive adoption of IFRS 16

Consolidated statements of income and comprehensive income

Increase (decrease)	2018	2017

Purchase of goods and services	$(52.5)	$(49.8)
Depreciation and amortization	38.9	37.8
Financial expenses	11.0	12.5
Restructuring of operations	(0.7)	0.3
Deferred income tax expense	0.9	(0.2)
Net income and comprehensive income attributable to shareholders	$2.4	$(0.6)

Net income and comprehensive income attributable to Shareholders	2.2	(0.5)
Non-controlling interests	0.2	(0.1)

Consolidated balance sheets

	December 31,	December 31,
Increase (decrease)	2018	2017

Right-of-use assets	$146.7	$170.1
Provisions	(1.4)	(1.4)
Lease liabilities[1]	179.5	205.2
Other liabilities	(4.3)	(3.4)
Deferred income tax liability	(7.1)	(8.0)
Deficit	19.8	21.9
Non-controlling interest	(0.2)	(0.4)

1The current portion of lease liabilities is $37.4 million as of December 31, 2018 and $40.3 million as of December 31, 2017.